SHARE-BASED COMPENSATION - Changes in outstanding share options (Details)		6 Months Ended							12 Months Ended
	Jan. 25, 2023	Jun. 30, 2022 $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 Options $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 Options $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Options $ / shares
Number of options
Options at beginning of year		1,095,675			3,854,644	982,344		3,455,925	982,344		3,455,925	947,090
Granted		374,450				105,633			223,558			329,175
Exercised	(3.51806)	(32,168)	(32,168)			(14,841)			(31,475)		(31,475)	(121,247)		(121,247)
Forfeited		(58,151)				(47,595)			(78,752)			(172,674)
Options outstanding at end of year		1,379,806			4,854,232	1,025,541		3,607,911	1,095,675		3,854,644	982,344		3,455,925
Options exercisable at end of year		672,572	672,572	672,572	672,572	550,444	550,444	550,444	638,297	638,297	638,297	521,464	521,464	521,464
Weighted average exercise price
Options at beginning of year				$ 5.67			$ 3.78			$ 3.78			$ 3.24
Granted				14.66			11.55			13.19			4.65
Exercised				3.44			3.09			3.19			1.54
Forfeited				6.25			3.69			4.37			4.05
Options outstanding at end of year				8.14			4.59			5.67			3.78
Options exercisable at end of year		$ 4.02	$ 4.02	$ 4.02	$ 4.02	$ 3.25	$ 3.25	$ 3.25	$ 3.50	$ 3.50	$ 3.50	$ 3.18	$ 3.18	$ 3.18